CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
OPERATING ACTIVITIES:
Net loss	$ (2,892,200)	$ (3,594,000)	$ (5,940,900)	$ (3,379,400)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	18,100	2,700	7,200	7,600
Gain on derivative liability valuation		(798,200)	34,600	(162,800)
Stock based compensation	462,700	70,900	758,400	241,700
Loss on extinguishment of debt		2,337,400	(572,300)	630,000
Financing expenses		738,600	2,717,300	275,300
Note issued for litigation settlement			50,000
Changes in operating assets and liabilities:
Accounts receivable	(2,100)	5,000	6,700	(2,500)
Prepaids and other	(43,000)	(66,300)	25,700	(4,900)
Accounts payable and accrued liabilities	316,800	(81,600)	(182,900)	(64,000)
Amortization of grant of common stock	526,200	6,900	76,300
Security deposits	1,900	(9,400)	(9,500)
Deferred compensation	10,500	48,100	51,000	302,600
Net cash used in operating activities	(1,601,100)	(1,339,900)	(2,978,400)	(2,156,400)
INVESTING ACTIVITIES:
Purchase of fixed assets	(84,800)	(1,000)	(4,000)
Disposal of equipment				1,500
Intangible assets	(3,600)	(9,000)	(78,300)
Net cash used in investing activities	(88,400)	(10,000)	(82,300)	1,500
FINANCING ACTIVITIES:
Repayment of a capital lease	(600)	(2,000)	(3,200)	(3,600)
Net proceeds from sale of common stock, private placement	2,981,300
Net proceeds from sale of common stock, purchase agreement	145,000
Net proceeds from issuance of secured convertible debt		1,360,000	2,950,000	1,350,000
Net cash provided by (used in) financing activities	3,125,700	1,358,000	2,946,800	1,346,400
NET DECREASE IN CASH	1,436,200	8,100	(113,900)	(808,500)
CASH- BEGINNING OF YEAR	318,200	432,100	432,100	1,240,600
CASH- END OF YEAR	1,754,400	440,200	318,200	432,100
Cash paid during the period for:
Interest	200	1,300	4,200	3,700
Finance Fees			(20,000)
Income taxes	$ 32,400	$ 300	2,000	$ 4,900
Non-cash financing activity
Conversion of convertible notes to common stock			6,266,800
Conversion of Brandt litigation settlement convertible note to common stock			$ 50,200